CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 575,739	$ 1,478,928
Prepaid expenses	9,167	295,658
Total Current Assets	584,906	1,774,586
Marketable investments held in Trust Account	175,110,029	175,089,531
TOTAL ASSETS	175,694,935	176,864,117
Current liabilities
Accrued expenses	2,785,180	126,944
Accrued offering costs	350,000	350,000
Total Current Liabilities	3,135,180	476,944
Deferred underwriting fee payable	6,037,500	6,037,500
Warrant Liability	18,637,420	28,062,924
Total Liabilities	27,810,100	34,577,368
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 17,250,000 shares at $10.15 per share at December 31, 2021 and 2020	175,087,500	175,087,500
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(27,203,096)	(32,801,182)
Total Shareholders' Deficit	(27,202,665)	(32,800,751)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	175,694,935	176,864,117
Class A Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	$ 431	$ 431